Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Schedule of movement in number of shares under share purchase payment plans

	Number of Series A
	shares
Outstanding as of December 31, 2021	4,490,421
Purchased during the year	4,354,473
Granted during the year	—
Exercised/vested during the year	(2,161,968)
Forfeited during the year	(103,712)
Outstanding as of December 31, 2022	6,579,214	(1)
Purchased during the year	5,847,018
Exercised/vested during the year	(2,932,479)
Forfeited during the year	(330,453)
Outstanding as of December 31, 2023	9,163,300	(1)

(1) These shares are presented as treasury shares in the consolidated statement of financial position as of December 31, 2023 and 2022.

Schedule of weighted average assumptions used to estimate the fair market value of the MIP at the date of grant

2012
Dividend yield (%)	0.00%
Volatility (%)	37.00%
Risk—free interest rate (%)	5.96%
Expected life of share options (years)	8.8
Exercise share price (in Mexican pesos Ps.)	5.31
Exercise multiple	1.1
Fair value of the stock at grant date	1.73

Schedule of movement in number of shares options and fixed exercise prices

Total in
	Number of share	Exercise price		thousands of
	options	in Mexican pesos		Mexican pesos
Outstanding as of January 1st, 2021	7,653,981	Ps.	5.31	Ps.	40,668
Granted during the year	—		—		—
Forfeited during the year	—		—		—
Exercised during the year	(7,653,981)		5.31		(40,668)
Outstanding as of December 31, 2021	—	Ps.	—	Ps.	—

Schedule of retention plan (benefit) expenses recognized

	2023		2022		2021
Benefit arising from cash-settled share-based payments transactions	US$	(119)	US$	(4,365)	US$	(2,984)
Expense arising from equity-settled share-based payments transactions		6,048		5,074		4,410
Total expense arising from share-based payments transactions	US$	5,929	US$	709	US$	1,426

Share purchase plan
Share-based payments
Schedule of vesting period of shares granted

Number of Series A
shares	Vesting period
3,880,683	November 2024
3,333,601	November 2025
1,949,016	November 2026
9,163,300